Segment information - Reconciliation of profit from reportable segments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information
Sales and revenues	$ 19,133	$ 17,638	$ 16,569	$ 14,249	$ 16,215	$ 16,106	$ 16,689	$ 15,799	$ 67,589	$ 64,809
Less:
Segment Profit	3,026	3,127	2,818	2,570	3,243	3,098	3,500	3,532	11,541	13,373
Total from Reportable Segments
Less:
Segment Profit	3,494	3,795	3,609	3,150	3,288	3,785	4,212	4,086	14,048	15,371
Total from Reportable Segments | Operating Segments
Segment Reporting Information
Sales and revenues	20,736	19,298	18,155	15,635	17,639	17,594	18,234	17,292	73,824	70,759
Less:
Cost of goods sold	14,560	12,969	12,061	10,164	11,719	11,282	11,594	10,905	49,754	45,500
SG&A/R&D	2,058	1,872	1,869	1,776	1,976	1,881	1,805	1,741	7,575	7,403
Other segment reporting items	624	662	616	545	656	646	623	560	2,447	2,485
Segment Profit	3,494	3,795	3,609	3,150	3,288	3,785	4,212	4,086	14,048	15,371
Construction Industries | Operating Segments
Segment Reporting Information
Sales and revenues	6,926	6,760	6,190	5,184	6,003	6,345	6,683	6,424	25,060	25,455
Less:
Cost of goods sold	5,342	4,874	4,459	3,718	4,297	4,349	4,470	4,210	18,393	17,326
SG&A/R&D	509	472	470	451	525	483	477	446	1,902	1,931
Other segment reporting items	45	37	17	(9)	7	27	(5)	4	90	33
Segment Profit	1,030	1,377	1,244	1,024	1,174	1,486	1,741	1,764	4,675	6,165
Resource Industries | Operating Segments
Segment Reporting Information
Sales and revenues	4,374	3,999	3,886	3,661	3,872	3,828	4,030	4,015	15,920	15,745
Less:
Cost of goods sold	3,441	2,994	2,851	2,612	2,864	2,691	2,808	2,807	11,898	11,170
SG&A/R&D	506	461	465	439	486	464	434	435	1,871	1,819
Other segment reporting items	6	0	7	(13)	14	20	25	21	0	80
Segment Profit	421	544	563	623	508	653	763	752	2,151	2,676
Power & Energy
Segment Reporting Information
Sales and revenues	7,118	6,181	5,794	4,654	5,636	5,236	5,287	4,697	23,747	20,856
Power & Energy | Operating Segments
Segment Reporting Information
Sales and revenues	8,341	7,463	7,037	5,783	6,740	6,387	6,517	5,862	28,624	25,506
Less:
Cost of goods sold	5,777	5,101	4,751	3,834	4,558	4,242	4,316	3,888	19,463	17,004
SG&A/R&D	828	724	730	691	742	741	712	687	2,973	2,882
Other segment reporting items	(45)	5	2	(30)	0	4	8	10	(68)	22
Segment Profit	1,781	1,633	1,554	1,288	1,440	1,400	1,481	1,277	6,256	5,598
Financial Products Segment | Operating Segments
Segment Reporting Information
Sales and revenues	1,095	1,076	1,042	1,007	1,024	1,034	1,004	991	4,220	4,053
Less:
Cost of goods sold	0	0	0	0	0	0	0	0	0	0
SG&A/R&D	215	215	204	195	223	193	182	173	829	771
Other segment reporting items	618	620	590	597	635	595	595	525	2,425	2,350
Segment Profit	$ 262	$ 241	$ 248	$ 215	$ 166	$ 246	$ 227	$ 293	$ 966	$ 932